Note 6 - Disclosures to the Statement of Income and Loss - General and Administrative Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Professional services	€ 1,070	€ 368	€ 2,496	€ 2,621	€ 7,030	€ 4,830	€ 670
Personnel expenses	1,697	1,267	3,055	2,695	4,574	9,148	1,325
Impairment		1,882		1,882	1,965	0	0
Expenses without sufficient supporting documentation					0	21	70
Other	1,781	250	2,045	475	1,525	405	352
General and administrative expenses	4,548	3,767	7,596	7,673	15,094	14,404	2,417
CSOP
Statement Line Items [Line Items]
Personnel expenses	€ 502	€ 909	€ 502	€ 1,165	€ 761	€ 7,488	€ 0